Note 7 - Financial results (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Financial Results [Line Items]
Interest related to instruments carried at FVPL	$ 40,700	$ 61,200	$ 33,000
Interest related to instruments carried at FVOCI	88,200	30,900	5,100
Realized loss from change in fair value of financial instrument			10,500
Other finance cost	100,719	95,044	30,108
Argentine sovereign bonds
Disclosure of Financial Results [Line Items]
Loss arising from dividend paid in kind		$ 94,700	$ 29,800
Us Dollar Denominated Argentine Bonds [Member]
Disclosure of Financial Results [Line Items]
Other finance cost	84,000
Petróleos Mexicanos [Member]
Disclosure of Financial Results [Line Items]
Other finance cost	$ 16,000